Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2015
Goodwill and Other Intangible Assets [Abstract]
Summary of changes in the company's goodwill

	U.S. Retail Coffee	U.S. Retail Consumer Foods	U.S. Retail Pet Foods	International, Foodservice, and Natural Foods	Total
Balance at May 1, 2013	$1,720.3	$1,034.6	$—	$298.0	$3,052.9
Acquisitions	22.8	—	—	29.3	52.1
Other	—	(2.4)	—	(4.4)	(6.8)

Balance at April 30, 2014	$1,743.1	$1,032.2	$—	$322.9	$3,098.2
Acquisitions	(0.3)	47.9	2,810.3	60.9	2,918.8
Other	0.1	(2.5)	—	(4.8)	(7.2)

Balance at April 30, 2015	$1,742.9	$1,077.6	$2,810.3	$379.0	$6,009.8

Other intangible assets and related accumulated amortization, impairment charges, and foreign currency exchange

	April 30, 2015			April 30, 2014
	Acquisition Cost	Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges/ Foreign Currency Exchange	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$3,733.9	$477.9	$3,256.0	$1,436.2	$392.6	$1,043.6
Patents and technology	169.0	74.8	94.2	164.5	61.9	102.6
Trademarks	328.0	47.6	280.4	70.0	36.5	33.5

Total intangible assets subject to amortization	$4,230.9	$600.3	$3,630.6	$1,670.7	$491.0	$1,179.7

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$3,338.0	$18.3	$3,319.7	$1,858.9	$14.3	$1,844.6

Total other intangible assets	$7,568.9	$618.6	$6,950.3	$3,529.6	$505.3	$3,024.3